Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(3)  Investment Securities

Investment securities as of December 31, 2012 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,186,852	$833,920	$(961,698)	$263,059,074
State, County and Municipal	3,973,926	34,670	(4,586)	4,004,010
Corporate Obligations	1,000,000	104,900	-	1,104,900
Asset-Backed Securities	366,623	-	(234,196)	132,427

	$268,527,401	$973,490	$(1,200,480)	$268,300,411
Securities Held to Maturity
State, County and Municipal	$41,467	$442	$-	$41,909

The amortized cost and fair value of investment securities as of December 31, 2012, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$125,000	$125,665	$-	$-
Due After One Year Through Five Years	2,758,034	2,892,955	41,467	41,909
Due After Five Years Through Ten Years	1,882,647	1,882,228	-	-
Due After Ten Years	574,868	340,489	-	-

	5,340,549	5,241,337	41,467	41,909
Mortgage-Backed Securities	263,186,852	263,059,074	-	-

	$268,527,401	$268,300,411	$41,467	$41,909

Investment securities as of December 31, 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$291,096,606	$3,152,095	$(187,902)	$294,060,799
State, County and Municipal	7,474,500	132,226	(23,035)	7,583,691
Corporate Obligations	2,000,000	123,930	(10,000)	2,113,930
Asset-Backed Securities	426,191	-	(293,764)	132,427

	$300,997,297	$3,408,251	$(514,701)	$303,890,847
Securities Held to Maturity
State, County and Municipal	$46,111	$-	$(476)	$45,635

Proceeds from sales of investments available for sale were $227,690,806 in 2012, $342,672,937 in 2011 and $286,387,727 in 2010.  Gross realized gains totaled $3,084,666 in 2012, $2,978,193 in 2011 and $2,617,062 in 2010.  Gross realized losses totaled $247,202 in 2012, $54,592 in 2011 and $0 in 2010.

Nonaccrual securities are securities for which principal and interest are doubtful of collection in accordance with original terms and for which accruals of interest have been discontinued due to payment delinquency.  Fair value of securities on nonaccrual status totaled $132,427 as of December 31, 2012 and 2011.

Investment securities having a carrying value totaling $117,450,817 and $136,838,456 as of December 31, 2012 and 2011, respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012
U.S. Government Agencies
Mortgage-Backed	$142,103,991	$(961,698)	$-	$-	$142,103,991	$(961,698)
State, County and Municipal	1,430,512	(4,586)	-	-	1,430,512	(4,586)
Asset-Backed Securities	-	-	132,427	(234,196)	132,427	(234,196)

	$143,534,503	$(966,284)	$132,427	$(234,196)	$143,666,930	$(1,200,480)

December 31, 2011
U.S. Government Agencies Mortgage-Backed	$26,439,317	$(187,902)	$-	$-	$26,439,317	$(187,902)
State, County and Municipal	1,224,119	(21,704)	73,193	(1,807)	1,297,312	(23,511)
Corporate Obligations	-	-	990,000	(10,000)	990,000	(10,000)
Asset-Backed Securities	-	-	132,427	(293,764)	132,427	(293,764)

	$27,663,436	$(209,606)	$1,195,620	$(305,571)	$28,859,056	$(515,177)

Management evaluates securities for other than temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2012, the debt securities with unrealized losses have depreciated 0.84 percent from the Company's amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations, except for asset-backed securities.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer's financial condition.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary.  However, the Company did own one asset-backed security at December 31, 2012 which has been in a continuous unrealized loss position for more than 12 months.  This investment is comprised of one issuance of a trust preferred security, has a book value of $366,623 and an unrealized loss of $234,196.  Management evaluates this investment on a quarterly basis utilizing a third-party valuation model.  The results of this model revealed other-than-temporary impairment and as a result, $59,568, $53,058 and $520,751 were written off during the years ended December 31, 2012, 2011 and 2009, respectively.  The Company does not intend to sell this investment, nor does the Company consider it likely that it will be required to sell the investment prior to recovery of the remaining fair value.